Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
12.	Stock Incentive Plan

In May 2018, the Board of Directors approved the Company’s 2018 equity incentive plan (the “2018 Plan”). The 2018 Plan was administered by the Board of Directors which could make awards totaling in aggregate up to 75,000 shares, over 10 years after the 2018 Plan’s adoption date. In November 2021, the Company’s Board of Directors approved a new equity incentive plan (the "2021 Plan") to replace the Company’s 2018 Plan. The 2021 Plan is also administered by the Board of Directors which can make awards totaling in aggregate up to 225,000 shares over 10 years after the 2021 Plan's adoption date. The persons eligible to receive awards under the Company’s equity incentive plans are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant.  Awards may be made under the 2018 Plan and the 2021 Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the 2018 Plan and the 2021 Plan during the three-year period ended December 31, 2024 are noted below.

a)

On November 5, 2020 an award of 45,900 non-vested restricted shares, was made to 16 key persons of which 50% vested on November 16, 2021 and the remaining 50% vested on November 16, 2022; awards to officers and directors amounted to 27,100 shares and the remaining 18,800 shares were awarded to employees of Eurobulk.

b)

On November 19, 2021 an award of 49,650 non-vested restricted shares, was made to 21 key persons of which 50% vested on July 1, 2022 and 50% vested on July 1, 2023; awards to officers and directors amounted to 27,700 shares and the remaining 21,950 shares were awarded to employees of Eurobulk.

c)

On November 3, 2022 an award of 60,000 non-vested restricted shares, was made to 31 key persons of which 50% vested on November 16, 2023 and 50% vested on November 15, 2024; awards to officers and directors amounted to 31,000 shares and the remaining 29,000 shares were awarded to employees of Eurobulk.

d)

On November 10, 2023 an award of 60,500 non-vested restricted shares, was made to 32 key persons of which 50% vested on July 1, 2024 and 50% will vest on July 1, 2025; awards to officers and directors amounted to 31,000 shares and the remaining 29,500 shares were awarded to employees of Eurobulk.

e)

On November 12, 2024 an award of 60,100 non-vested restricted shares, was made to 32 key persons of which 50% will vest on November 14, 2025 and 50% will vest on November 13, 2026; awards to officers and directors amounted to 29,600 shares and the remaining 30,500 shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company or Eurobulk or as a director of the Company until the applicable vesting date. The grantee does not have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The compensation cost that has been charged against income for awards was $951,385, $1,083,414 and $1,519,933, for the years ended December 31, 2022, 2023 and 2024, respectively and is included within “General and administrative expenses” in the consolidated statements of operations. The Company has used the straight-line method to recognize the cost of the awards. There were no forfeitures of non-vested shares during the years ended December 31, 2022 and 2023. For the year ended December 31, 2024 the Company forfeited the amount of 2,150 non-vested shares.

A summary of the status of the Company’s non-vested shares as of December 31, 2022, 2023 and 2024, and the movement during the years ended December 31, 2022, 2023 and 2024, are presented below:

Non-vested Shares	Number of shares	Weighted-Average Grant-Date Fair Value

Non-vested on January 1, 2022	72,593	19.05
Granted	60,000	18.98
Vested	(48,350)	17.05
Non-vested on December 31, 2022	84,243	20.15

Non-vested on January 1, 2023	84,243	20.15
Granted	60,500	23.92
Vested	(53,750)	22.26
Non-vested on December 31, 2023	90,993	21.41

Non-vested on January 1, 2024	90,993	21.41
Granted	60,100	39.92
Forfeited	(2,150)	21.74
Vested	(59,550)	21.51
Non-vested on December 31, 2024	89,393	33.78

As of December 31, 2024, there was $2,670,977 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2021 Plan and is expected to be recognized over a weighted-average period of 0.958 years. The total fair value at grant-date of shares granted during the years ended December 31, 2022, 2023 and 2024 was $1,138,800, $1,447,160 and $2,399,192 respectively. The total fair value of shares vested based on the share price as of the date of vesting during the years ended December 31, 2022, 2023 and 2024 was $978,025, $1,282,185 and $2,392,624, respectively.

The unvested shares will accrue dividends as declared which will be retained by the Company until the shares vest at which time they are payable to the grantee. As of December 31, 2023 and 2024 the unvested restricted shares accrued dividends of $105,250 and $121,030, respectively, presented as “Accrued dividends” in the consolidated balance sheets. As unvested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.